Exhibit 99.1

GM Financial Automobile Leasing Trust 2016-2

2.70% Exchange Note

Class A-1 0.64000% Asset Backed Notes

Class A-2A 1.28% Asset Backed Notes

Class A-2B Floating Asset Backed Notes

Class A-3 1.62% Asset Backed Notes

Class A-4 1.76% Asset Backed Notes

Class B 2.08% Asset Backed Notes

Class C 2.58% Asset Backed Notes

Class D 2.69% Asset Backed Notes

Servicer’s Certificate

Beginning of Period:	01/01/17
End of Period:	01/31/17
Number of days in Interest Period (Actual/360):	32
Number of days in Collection Period:	31
Report Due Date:	02/16/17
Distribution Date:	02/21/17
Transaction Month:	9

2016-2				Original Agg.
Designated Pool	Units	Start Date	Closing Date	Securitization Value
	48,908	04/01/2016	05/18/2016	$1,198,070,363

Total	48,908			$1,198,070,363

RECONCILIATION OF 2016-2 DESIGNATED POOL AGGREGATE SECURITIZATION VALUE

{1} Beginning of period Aggregate Securitization Value					{1}	$1,063,135,635

{2} Reduction in Agg. Securitization Value due to payments				{2}	10,448,826
{3} Reduction in Agg. Securitization Value due to Defaulted Leases				{3}	1,792,619
{4} Reduction in Agg. Securitization Value due to early terminations, dealer buyouts, cancellations, repurchases				{4}	3,589,355
{5} Other adjustments				{5}	0
{6} Total change in Agg. Securitization Value					{6}	15,830,800

{7} End of period Aggregate Securitization Value					{7}	$1,047,304,835

{8} Pool Factor					{8}	87.415970%

RECONCILIATION OF 2016-2 EXCHANGE NOTE
{9} Original Exchange Note Balance					{9}	$1,173,000,000

{10} Beginning of period Exchange Note Balance					{10}	$1,038,065,272

{11} Exchange Note Principal Payment Amount					{11}	15,830,800

{12} End of period Exchange Note Balance					{12}	$1,022,234,472

{13} Note Pool Factor					{13}	87.147014%

RECONCILIATION OF THE ASSET BACKED NOTES

		Class A-1	Class A-2A	Class A-2B	Class A-3	Class A-4
{14} Original Note Balance	{14}	$138,000,000	$220,000,000	$160,000,000	$375,620,000	$90,000,000

{15} Beginning of period Note Balance	{15}	$0	$200,965,989	$146,157,082	$375,620,000	$90,000,000

{16} Noteholders’ Principal Distributable Amount	{16}	0	9,165,200	6,665,600	0	0
{17} Noteholders’ Accelerated Principal Amount	{17}	0	0	0	0	0
{18} Aggregate Principal Parity Amount	{18}	0	0	0	0	0
{19} Matured Principal Shortfall	{19}	0	0	0	0	0

{20} End of period Note Balance	{20}	$0	$191,800,789	$139,491,482	$375,620,000	$90,000,000

{21} Note Pool Factor	{21}	0.000000%	87.182177%	87.182176%	100.000000%	100.000000%

		Class B	Class C	Class D		TOTAL
{22} Original Note Balance	{22}	$46,120,000	$42,530,000	$32,950,000		$1,105,220,000

{23} Beginning of period Note Balance	{23}	$46,120,000	$42,530,000	$32,950,000		$934,343,071

{24} Noteholders’ Principal Distributable Amount	{24}	0	0	0		15,830,800
{25} Noteholders’ Accelerated Principal Amount	{25}	0	0	0		0
{26} Aggregate Principal Parity Amount	{26}	0	0	0		0
{27} Matured Principal Shortfall	{27}	0	0	0		0

{28} End of period Note Balance	{28}	$46,120,000	$42,530,000	$32,950,000		$918,512,271

{29} Note Pool Factor	{29}	100.000000%	100.000000%	100.000000%		83.106736%

EXCHANGE NOTE MONTHLY PRINCIPAL PAYMENT AND INTEREST CALCULATIONS

Principal payment calculation:
{30} Beginning of period Designated Pool Balance	{30}	$1,063,135,635

{31} Ending Designated Pool Balance	{31}	1,047,304,835
{32} Unpaid prior Exchange Note Principal Payment Amount	{32}	0
{33} Sum of {31} + {32}	{33}	1,047,304,835

{34} Exchange Note Principal Payment Amount {30} - {33}	{34}	$15,830,800

Interest calculation:
Beg Note Balance	Interest Carryover	Interest Rate	Days	Days Basis	Interest
{35}	$1,038,065,272	$0	2.70%	30	30/360	$2,335,647

RECONCILIATION OF EXCHANGE NOTE COLLECTION ACCOUNT
Additions:
{36} 2016-2 Designated Pool Collections (net of Liquidation Proceeds and fees)	{36}	$16,426,411
{37} Net Liquidation Proceeds collected during period	{37}	5,677,465
{38} Investment Earnings	{38}	9,933
{39} Investment Earnings - transferred to Indenture Note Collection Account	{39}	(9,933)
{40} Deposit from Servicer (LKE, Pull Ahead Program)	{40}	0

{41} Total Additions:	{41}	22,103,876

Distributions:
{42} To the Servicer, Designated Pool Servicing Fee	{42}	885,946
{43} To the 2016-2 Exchange Noteholder, the Exchange Note Interest Payment Amount	{43}	2,335,647
{44} To the 2016-2 Exchange Noteholder, the Exchange Note Principal Payment Amount	{44}	15,830,800
{45} To the 2016-2 Exchange Noteholder, any funds available to pay obligations pursuant to Indenture Section 8.3 (a)(i) through (xvii)	{45}	0
{46} To the Lending Facility Pool, all remaining funds to be applied as Collections on Residual Pool	{46}	3,051,483

{47} Total Distributions:	{47}	$22,103,876

NOTEHOLDERS’ MONTHLY PRINCIPAL PAYMENT AND INTEREST CALCULATIONS
Noteholders’ Principal Distributable calculation:
{48} Beginning Agg. Securitization Value	{48}	$1,063,135,635
{49} Ending Agg. Securitization Value	{49}	1,047,304,835
{50} Total change in Agg. Securitization Value {48} - {49}	{50}	15,830,800

{51} Indenture Section 5.4 collections following acceleration of the Notes	{51}	0

{52} Principal Distributable Amount {50} + {51}	{52}	15,830,800

{53} Noteholders’ Principal Carryover Amount	{53}	0

{54} Noteholders’ Principal Distributable Amount {52} + {53}	{54}	$15,830,800

Noteholders’ Interest Distributable calculation:

Class	Beg Note Balance	Interest Carryover	Interest Rate	Days	Days Basis	Interest
{55}	Class A-1	$0	$0	0.64000%	32	Actual/360	$0
{56}	Class A-2A	$200,965,989	0	1.28%	30	30/360	214,364
{57}	Class A-2B	$146,157,082	0	1.27667%	32	Actual/360	165,862
{58}	Class A-3	$375,620,000	0	1.62%	30	30/360	507,087
{59}	Class A-4	$90,000,000	0	1.76%	30	30/360	132,000
{60}	Class B	$46,120,000	0	2.08%	30	30/360	79,942
{61}	Class C	$42,530,000	0	2.58%	30	30/360	91,440
{62}	Class D	$32,950,000	0	2.69%	30	30/360	73,863

RECONCILIATION OF INDENTURE COLLECTION ACCOUNT
Available Funds:
{63} 2016-2 Exchange Note Collections	{63}	$18,166,447
{64} Investment Earnings	{64}	0
{65} Investment Earnings - transferred from Exchange Note Collection Account	{65}	9,933
{66} Investment Earnings - and amounts released from Reserve Account	{66}	2,313
{67} Optional Purchase Price	{67}	0
{68} Indenture Section 5.4 disposition of Collateral	{68}	0
{69} Reserve Account Withdrawal Amount	{69}	0

{70} Total Available Funds:	{70}	18,178,693
Distributions:
{71} To the Successor Servicer, unpaid transition expenses, pro rata	{71}	0
{72} To the Indenture Trustee, any accrued and unpaid fees & expenses, pro rata	{72}	417
{73} To the Issuer Owner Trustee, any accrued and unpaid fees & expenses, pro rata	{73}	208
{74} To the Asset Representations Reviewer, any accrued and unpaid fees & expenses, pro rata	{74}	0
{75} Class A-1 Noteholders’ Interest Distributable Amount pari passu	{75}	0
{76} Class A-2A Noteholders’ Interest Distributable Amount pari passu	{76}	214,364
{77} Class A-2B Noteholders’ Interest Distributable Amount pari passu	{77}	165,862
{78} Class A-3 Noteholders’ Interest Distributable Amount pari passu	{78}	507,087
{79} Class A-4 Noteholders’ Interest Distributable Amount pari passu	{79}	132,000
{80} Class A Noteholders’ Principal Parity Amount or Matured Principal Shortfall	{80}	0
{81} Class B Noteholders’ Interest Distributable Amount	{81}	79,942
{82} Class B Noteholders’ Principal Parity Amount or Matured Principal Shortfall	{82}	0
{83} Class C Noteholders’ Interest Distributable Amount	{83}	91,440
{84} Class C Noteholders’ Principal Parity Amount or Matured Principal Shortfall	{84}	0
{85} Class D Noteholders’ Interest Distributable Amount	{85}	73,863
{86} Class D Noteholders’ Principal Parity Amount or Matured Principal Shortfall	{86}	0
{87} Noteholders’ Principal Distributable Amount	{87}	15,830,800
{88} To the Reserve Account, the Reserve Amount Required Amount	{88}	0
{89} To the Noteholders, the Accelerated Principal Amount (as calculated below)	{89}	0
{90} To the Successor Servicer, any amounts in excess of the caps set forth, pro rata	{90}	0
{91} To the Indenture Trustee, any amounts in excess of the caps set forth, pro rata	{91}	0
{92} To the Asset Representations Reviewer, any amounts in excess of the caps set forth, pro rata	{92}	0
{93} To the Issuer Owner Trustee, any amounts in excess of the caps set forth, pro rata	{93}	0
{94} To the Issuer Trust Certificateholders, the aggregate amount remaining	{94}	1,082,710

{95} Total Distributions:	{95}	$18,178,693

PRINCIPAL PARITY AMOUNT CALCULATION

	Class	(X) Cumulative Note Balance	(Y) Aggregate Securitization Value	(I) Excess of (X) - (Y)	(II) Total Available Funds in Indenture Collection Account			Lesser of (I) or (II)
{96}	Class A	$812,743,071	$1,047,304,835	$0	$		17,158,755	$0
{97}	Class B	858,863,071	1,047,304,835	0			17,078,813	0
{98}	Class C	901,393,071	1,047,304,835	0			16,987,373	0
{99}	Class D	934,343,071	1,047,304,835	0			16,913,510	0

ACCELERATED PRINCIPAL AMOUNT CALCULATION

{100} Excess Total Available Funds								{100}	$1,082,710

{101} Beginning Note Balance						{101}	934,343,071
{102} Principal payments through Indenture Section 8.3 (i) through (xvii)						{102}	15,830,800
{103} Pro-Forma Note Balance							{103}	918,512,271

{104} Ending Aggregate Securitization Value						{104}	1,047,304,835
{105} 10.75% of Aggregate Securitization Value as of Cutoff Date ($128,792,564)						{105}	128,792,564
{106} Required Pro Forma Note Balance {104} - {105}							{106}	918,512,271

{107} Excess of Pro Forma Balance minus Required Pro Forma Balance {103} - {106}								{107}	0

{108} Lesser of Excess Total Available Funds and Excess of Pro Forma Note Balance									{108}	$0

OVERCOLLATERALIZATION CALCULATIONS

Exchange Note:
{109} Ending Aggregate Securitization Value								{109}	$1,047,304,835
{110} End of Period Note Balance								{110}	1,022,234,472
{111} Overcollateralization								{111}	25,070,363
{112} Overcollateralization %									{112}	2.39%

Asset Backed Notes:
{113} Ending Aggregate Securitization Value								{113}	1,047,304,835
{114} End of Period Note Balance								{114}	918,512,271
{115} Overcollateralization								{115}	128,792,564
{116} Overcollateralization %									{116}	12.30%

RECONCILIATION OF 2016-2 Cash RESERVE ACCOUNT
{117} Specified Reserve Balance									{117}	$5,990,352

{118} Beginning of Period Reserve Account balance									{118}	$5,990,352
{119} Investment Earnings								{119}	2,313
{120} From the Indenture Collection Account, the Reserve Account Required Amount								{120}	0
{121} To the Indenture Collection Account, the Reserve Account Withdrawal Amount								{121}	0
{122} Total Reserve balance available:									{122}	5,992,665

{123} Specified Reserve Balance									{123}	5,990,352

{124} Release Excess Cash to Indenture Collection Available Funds									{124}	2,313

{125} End of period Reserve Account balance									{125}	$5,990,352

ASSET REPRESENTATIONS REVIEW DELINQUENCY TRIGGER

									Dollars	Percentage
{126} Receivables with Scheduled Payment delinquent 61 days or more								{126}	$6,276,082	0.59%

{127} Compliance (Trigger Violation is a Delinquency Rate Greater Than 1.40% )								{127}		Yes

EVENTS OF DEFAULT AND ACCELERATION OF MATURITY OF NOTE

{128} With respect to the Program Documents, I, Randal L. Willis, do hereby certify that no Event of Default has occurred.									{128}	Yes
{129} With respect to the Program Documents, I, Randal L. Willis, do hereby certify that an Acceleration of Maturity has not occurred.									{129}	Yes

By:	/s/ Randal L. Willis
Name:	Randal L. Willis
Title:	Senior Vice President, Securitization & Conduit Reporting-Treasury
Date:	February 15, 2017

GM Financial

GMALT 2016-2

Supplemental Monthly Data

January 31, 2017

	Aggregate Securitization Value	Residual Value
Beginning of Period	$1,063,135,635	$812,399,519
Change	(15,830,800)	(4,033,761)

End of Period	$1,047,304,835	$808,365,758
Residual Value as % of Agg. Securitization Value		77.19%

Delinquency

	Number of Leases	Agg. Securitization Value	Percentage(1)
Leases with scheduled payment delinquent
0 - 30 days	46,732	1,036,508,647	98.97%
31 - 60 days	204	4,520,106	0.43%
61 - 90 days	210	4,873,542	0.47%
over 90 days	61	1,402,540	0.13%

Total	47,207	1,047,304,835	100.00%

Lease Terminations

	Current Period		Cumulative
	Number of Leases	Agg. Securitization Value	Number of Leases	Agg. Securitization Value
Retained vehicles by lessee
Early terminations	89	2,530,268	871	25,944,970
Standard terminations	8	149,536	98	1,957,419

Total retained by lessee	97	2,679,804	969	27,902,389
Returned Vehicles
Early terminations	47	789,412	143	2,441,165
Standard terminations	7	120,139	27	449,129

Total returned to dealer	54	909,551	170	2,890,294
Charged off leases / Repossessed vehicles	87	1,792,619	559	12,200,859
Repurchases	0	0	3	61,436
Other	0	0	0	0

Total terminations	238	5,381,974	1,701	43,054,978

Net Credit (Gain) Loss

	Current Period	Cumulative
Agg. Securitized Value of early term defaults	1,792,619	12,200,859
less: Sales proceeds	1,399,970	8,762,276
less: Excess wear and excess mileage received	0	0
less: Other amounts received	27,500	198,027

Net Credit (Gain) Loss	365,149	3,240,556
Residual (Gain) Loss on Returned Vehicles
Agg. Securitized Value of returned vehicles sold by Servicer	895,058	2,850,708
add: Reimbursement of outstanding residual advance	N/A	N/A
less: Sales proceeds	939,279	2,994,557
less: Excess wear and excess mileage received	334	1,497
less: Other recovery amounts	8,494	25,503

Residual (Gain) Loss	(53,049)	(170,849)

	Current Period	Prev. Month
Prepay Speed	3.6482%	3.2275%

Return Rate	270.0000%	184.2105%

(1)	Percentages may not add to 100% due to rounding.